Segments and Geographic Information Segment and Geographic Information ( Revenue by Segment) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 3,060	$ 3,627	$ 3,078	$ 2,852	$ 2,770	$ 3,036	$ 2,700	$ 2,635	$ 12,617	$ 11,141	$ 9,660
Corporate Other And Other Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									(100)	(74)	(207)
Renewables
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									1,893	1,562	1,295
Utilities
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									3,617	2,944	2,750
Energy Infrastructure
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									7,204	6,702	5,679
New Energy Technologies
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									3	7	143
Corporate, Non-Segment [Member] | Corporate Other And Other Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									116	108	88
Intersegment Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									(216)	(182)	(295)
Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									12,617	11,141	9,660
Operating Segments [Member] | Renewables
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									1,893	1,562	1,295
Operating Segments [Member] | Utilities
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									3,617	2,944	2,750
Operating Segments [Member] | Energy Infrastructure
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									7,204	6,702	5,679
Operating Segments [Member] | New Energy Technologies
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									$ 3	$ 7	$ 143